Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Reconciliation of Asset Balances

Reconciliation of asset balances:

	Land and Buildings [1]	Equipment and Machinery	Vehicles	Computers	Total
Balance as of January 1, 2023	36,078	4,997	54	1,263	42,392
Addition to right-of-use asset	3,453	538	216	926	5,133
Depreciation	(4,076)	(1,327)	(71)	(696)	(6,170)
Derecognition of contracts	(380)	-	-	(88)	(468)
Impairment loss	(374)	-	-	-	(374)
Reclassifications and others	2,132	(2,542)	-	-	(410)
Effect of foreign currency exchange differences	5,610	796	5	145	6,556
Balance as of December 31, 2023	42,443	2,462	204	1,550	46,659
Addition to right-of-use asset	6,409	1,104	117	1,088	8,718
Depreciation	(4,289)	(1,170)	(139)	(768)	(6,366)
Derecognition of contracts	(46)	-	-	-	(46)
Reclassifications and others	(3,658)	(93)	-	-	(3,751)
Effect of foreign currency exchange differences	(4,191)	(450)	(44)	(181)	(4,866)
Balance as of December 31, 2024	36,668	1,853	138	1,689	40,348

[1]	Includes net right-of-use assets of $1,670 (December 31, 2023: $1,161) with related party WM Partners, LP.

Schedule of Group’s Lease Liabilities are Guaranteed by the Lessor’s Title to the Leased Assets

The Group’s lease liabilities are guaranteed by the lessor’s title to the leased assets. As of December 31, 2024 and 2023 the Group maintains the following opened balances:

	2024	2023
Non-current	$23,790	$29,811
Current	6,528	5,436
Total	$30,318	$35,247

Schedule of Consolidated Statement of Profit or Loss and Other Comprehensive Income

Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income

	For the year ended December 31
	2024	2023
Interest on lease liabilities	$1,213	$868
Expense relating to leases of low-value assets	436	450
Expense relating to short-term leases	317	559